Performance Management - Becker Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares. The table below shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a value-style securities market index and the returns of a broad-based market index and a secondary index which is more representative of the Fund’s Strategy. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) information is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.beckercap.com/mutual-fund.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) information is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year-to-year as represented by the performance of the Retail Class shares.
Performance Additional Market Index [Text]	The table below shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a value-style securities market index and the returns of a broad-based market index and a secondary index which is more representative of the Fund’s Strategy.
Bar Chart [Heading]	Retail Class Annual Total Returns (years ended December 31)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.56%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses and taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.
Performance Availability Website Address [Text]	www.beckercap.com/mutual-fund